EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Prospectuses dated April 30, 2019 (as revised November 25, 2019) and filed with the Securities and Exchange Commission on November 25, 2019 under Rule 497(e) (SEC Accession No. (0001104659-19-066718)), to the Prospectuses and Statement of Additional Information for the Baillie Gifford Asia Ex Japan Fund, Baillie Gifford Developed EAFE All Cap Fund, Baillie Gifford EAFE Plus All Cap Fund, Baillie Gifford Emerging Markets Equities Fund, Baillie Gifford Global Alpha Equities Fund, Baillie Gifford Global Stewardship Equities Fund, Baillie Gifford International Alpha Fund, Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford International Growth Fund, Baillie Gifford International Smaller Companies Fund, Baillie Gifford Long Term Global Growth Fund, Baillie Gifford Positive Change Equities Fund, and Baillie Gifford U.S. Equity Growth Fund, each a series of Baillie Gifford Funds.

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.
Risk/return summary of each Fund’s prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)